Earnings/(Loss) per Common Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings/(Loss) per Common Share

NOTE 19: EARNINGS/(LOSS) PER COMMON SHARE

Basic earnings/(loss) per share is calculated by dividing net income/(loss) attributable to Navios Holdings common stockholders by the weighted average number of shares of Navios Holdings outstanding (excluding restricted shares) during the periods presented. Diluted income per common share is calculated by applying the treasury stock method. All unvested restricted stock units that have a dilutive effect are included in the calculation. The basic and diluted earnings per share for the period are presented for each category of participating common shares under the two-class method. The as converted number of common shares under the Convertible Debenture are deemed participating securities. Earnings are only allocated to participating securities in a period of net income (including income from continued and discontinued operations).

Net income/(loss) attributable to Navios Holdings common stockholders is calculated by adding to (if a discount) or deducting from (if a premium) net income/(loss) attributable to Navios Holdings common stockholders the difference between the fair value of the consideration paid upon redemption and the carrying value of the preferred stock, including the unamortized issuance costs of the preferred stock, and the amount of any undeclared dividend cancelled.

For the year ended December 31, 2022, 184,250 potential common shares and 0 potential shares of convertible preferred stock are included in the calculation of diluted earnings per share.

For the year ended December 31, 2021, 384,682 potential common shares and 0 potential shares of convertible preferred stock are included in the calculation of diluted earnings per share.

For the year ended December 31, 2020, 569,998 potential common shares and 1,549 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Numerator:
(Loss)/income attributable to Navios Holdings, from continuing operations	$(58,800)	$41,528	$(6,815)
Less:
Undeclared dividend on preferred stock and on unvested restricted shares	(3,785)	(5,127)	(5,144)
Tender Offer — Redemption of preferred stock Series G ADSs and H ADSs including $8,949 of undeclared preferred dividend cancelled for the year ended December 31, 2022	13,496	—	—
Gain from eliminated dividend on preferred stock due to conversion	—	—	166
Undistributed income attributable to Series I Preferred Stock participating shares on an as converted basis from continuing operations	20,206	—	—
(Loss)/income attributable to Navios Holdings common stockholders, basic and diluted from continuing operations	$28,883	$36,401	$(11,793)
Income/(loss) attributable to Navios Holdings common stockholders, basic and diluted from discontinued operations	146,106	75,158	(186,146)
Less:
Undistributed income attributable to Series I Preferred Stock participating shares on an as converted basis from discontinued operations	(60,140)	—	—
Income /(loss) attributable to Navios Holdings common stockholders, basic and diluted from discontinued operations	$85,966	$75,158	$(186,146)
Net income/(loss) attributable to Navios Holdings common stockholders	$57,083	$111,559	$(197,939)
Denominator:
Denominator for basic earnings/(loss) per share attributable to Navios Holdings common stockholders — weighted average shares	22,653,879	16,168,329	12,896,568
Basic (loss)/earnings per share attributable to Navios Holdings common stockholders from continuing operations	$(1.27)	2.25	(0.91)
Basic earnings/(loss) per share attributable to Navios Holdings common stockholders from discontinued operations	$3.79	$4.65	$(14.43)
Basic earnings/(loss) per share attributable to Navios Holdings common stockholders	$2.52	$6.90	$(15.35)
Denominator for diluted earnings/(loss) per share attributable to Navios Holdings common stockholders — weighted average shares	22,838,129	16,553,011	12,896,568
Diluted (loss)/earnings per share attributable to Navios Holdings common stockholders from continuing operations	$(1.27)	2.20	(0.91)
Diluted earnings/(loss) per share attributable to Navios Holdings common stockholders from discontinued operations	$3.77	$4.54	$(14.43)
Diluted earnings/(loss) per share attributable to Navios Holdings common stockholders	$2.50	$6.74	$(15.35)
Weighted average Number of Series I Preferred Stock participating preferred shares on an as converted basis, basic and diluted	15,848,301	—	—
Earnings per share to Series I Preferred Stock participating preferred shares on an as converted basis, basic and diluted	$2.52	$—	$—